Revenue information - Narrative (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue recognized from contract liabilities	¥ 99,258	¥ 101,443
The PRC, excluding Hong Kong S.A.R. | Total revenues | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk percentage	97.60%	97.20%